UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

DATE OF REPORTING PERIOD: JUNE 30, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-58.1%
			Consumer Discretionary-8.2%
86,200			Allison Transmission Holdings, Inc.		$1,513,672
97,800			Best Buy Company, Inc.		2,049,888
41,900		*	BorgWarner, Inc.		2,748,221
200		*	CafePress, Inc.		2,976
126,100			CBS Corporation - Class "B"		4,133,558
15,300			CEC Entertainment, Inc.		556,461
18,700			Coach, Inc.		1,093,576
120,600			Dana Holding Corporation		1,544,886
64,200		*	Delphi Automotive, PLC		1,637,100
32,600			GNC Acquisition Holdings, Inc. - Class "A"		1,277,920
47,500			Home Depot, Inc.		2,517,025
81,200			Limited Brands, Inc.		3,453,436
43,500			Lowe's Companies, Inc.		1,237,140
27,300			McDonald's Corporation		2,416,869
160,500			Newell Rubbermaid, Inc.		2,911,470
133,900			Pier 1 Imports, Inc.		2,199,977
53,800		*	Steiner Leisure, Ltd.		2,496,858
210,500			Stewart Enterprises, Inc. - Class "A"		1,502,970
22,900		*	TRW Automotive Holdings Corporation		841,804
800		*	Tumi Holdings, Inc.		14,000
22,800			Tupperware Brands Corporation		1,248,528
18,800		*	Vera Bradley, Inc.		396,304
54,260			Wyndham Worldwide Corporation		2,861,672
					40,656,311
			Consumer Staples-5.6%
115,000			Altria Group, Inc.		3,973,250
85,400			Avon Products, Inc.		1,384,334
41,900			Coca-Cola Company		3,276,161
67,300			CVS Caremark Corporation		3,144,929
12,900			McCormick & Company, Inc.		782,385
39,400			Nu Skin Enterprises, Inc. - Class "A"		1,847,860
20,100			PepsiCo, Inc.		1,420,266
77,400			Philip Morris International, Inc.		6,753,924
23,700			Procter & Gamble Company		1,451,625
75,700			Roundy's, Inc.		772,897
46,900			Wal-Mart Stores, Inc.		3,269,868
					28,077,499
			Energy-5.3%
35,900			Anadarko Petroleum Corporation		2,376,580
47,100		*	C&J Energy Services, Inc.		871,350
15,200			Chevron Corporation		1,603,600
55,200			ConocoPhillips		3,084,576
6,500			Devon Energy Corporation		376,935
49,000			Ensco, PLC - Class "A"		2,301,530
47,927			ExxonMobil Corporation		4,101,113
3,000			Hess Corporation		130,350
1,897			Hugoton Royalty Trust		14,816
78,386			Marathon Oil Corporation		2,004,330
34,743			Marathon Petroleum Corporation		1,560,656
27,800			National Oilwell Varco, Inc.		1,791,432
69,300		*	Noble Corporation		2,254,329
27,600		*	Phillips 66		917,424
14,300			Sasol, Ltd. (ADR)		607,035
86,200			Suncor Energy, Inc.		2,495,490
					26,491,546
			Financials-6.1%
48,100			American Express Company		2,799,901
48,100			Ameriprise Financial, Inc.		2,513,706
130,400			Brookline Bancorp, Inc.		1,154,040
7,500			Chubb Corporation		546,150
53,650			Discover Financial Services		1,855,217
23,700			Financial Select Sector SPDR Fund (ETF)		346,494
70,100			FirstMerit Corporation		1,158,052
32,900			Invesco, Ltd.		743,540
90,000			JPMorgan Chase & Company		3,215,700
23,500			M&T Bank Corporation		1,940,395
35,700			MetLife, Inc.		1,101,345
23,700			Morgan Stanley		345,783
163,300			New York Community Bancorp, Inc.		2,046,149
41,900			PNC Financial Services Group, Inc.		2,560,509
11,900		*	Select Income REIT (REIT)		282,744
23,700			SPDR S&P Regional Banking (ETF)		648,906
117,672		*	Sunstone Hotel Investors, Inc. (REIT)		1,293,215
75,300			U.S. Bancorp		2,421,648
100,700			Urstadt Biddle Properties - Class "A" (REIT)		1,990,839
40,100			Wells Fargo & Company		1,340,944
					30,305,277
			Health Care-7.0%
64,200			Abbott Laboratories		4,138,974
16,200			Baxter International, Inc.		861,030
27,900			Covidien, PLC		1,492,650
43,217		*	Express Scripts Holding Company		2,412,805
48,400		*	Gilead Sciences, Inc.		2,481,952
61,200			Johnson & Johnson		4,134,672
15,300			McKesson Corporation		1,434,375
76,900			Merck & Company, Inc.		3,210,575
46,900		*	Par Pharmaceutical Companies, Inc.		1,694,966
200,380			Pfizer, Inc.		4,608,740
28,700			Sanofi (ADR)		1,084,286
62,000			Thermo Fisher Scientific, Inc.		3,218,420
30,000			UnitedHealth Group, Inc.		1,755,000
33,700		*	Watson Pharmaceuticals, Inc.		2,493,463
					35,021,908
			Industrials-10.4%
52,500			3M Company		4,704,000
78,600			Altra Holdings, Inc.		1,240,308
30,000			Armstrong World Industries, Inc.		1,474,800
27,600			Caterpillar, Inc.		2,343,516
28,700			Chicago Bridge & Iron Company NV - NY Shares		1,089,452
37,500		*	Esterline Technologies Corporation		2,338,125
51,500		*	Generac Holdings, Inc.		1,239,090
91,100			General Electric Company		1,898,524
31,400			Goodrich Corporation		3,984,660
53,300			Honeywell International, Inc.		2,976,272
60,000			IDEX Corporation		2,338,800
78,900			ITT Corporation		1,388,640
10,800			Lockheed Martin Corporation		940,464
63,100		*	Mobile Mini, Inc.		908,640
8,700			Northrop Grumman Corporation		554,973
26,800			Parker Hannifin Corporation		2,060,384
13,100			Raytheon Company		741,329
49,100			Snap-on, Inc.		3,056,475
151,600			TAL International Group, Inc.		5,077,084
66,300			Textainer Group Holdings, Ltd.		2,446,470
21,200			Triumph Group, Inc.		1,192,924
91,775			Tyco International, Ltd.		4,850,309
39,300			United Technologies Corporation		2,968,329
					51,813,568
			Information Technology-11.4%
10,700		*	Apple, Inc.		6,248,800
6,400		*	Arris Group, Inc.		89,024
50,000			Avago Technologies, Ltd.		1,795,000
24,000		*	CACI International, Inc. - Class "A"		1,320,480
160,900			Cisco Systems, Inc.		2,762,653
20,600		*	eBay, Inc.		865,406
148,000		*	EMC Corporation		3,793,240
65,600			Hewlett-Packard Company		1,319,216
127,400			Intel Corporation		3,395,210
38,400			International Business Machines Corporation		7,510,272
127,000			Intersil Corporation - Class "A"		1,352,550
161,600			Microsoft Corporation		4,943,344
144,800		*	NCR Corporation		3,291,304
54,600		*	NeuStar, Inc. - Class "A"		1,823,640
79,700			Oracle Corporation		2,367,090
40,000		*	Parametric Technology Corporation		838,400
75,700			QUALCOMM, Inc.		4,214,976
94,800		*	Symantec Corporation		1,385,028
81,800			TE Connectivity, Ltd.		2,610,238
151,476			Western Union Company		2,550,856
131,200		*	Yahoo!, Inc.		2,076,896
					56,553,623
			Materials-2.3%
42,200			Celanese Corporation - Series "A"		1,460,964
17,700			DuPont (E.I.) de Nemours & Company		895,089
67,500			Freeport-McMoRan Copper & Gold, Inc.		2,299,725
103,700			Kronos Worldwide, Inc.		1,637,423
51,200			Lyondellbasell Industries NV - Class "A"		2,061,824
10,100			Praxair, Inc.		1,098,173
81,300			RPM International, Inc.		2,211,360
					11,664,558
			Telecommunication Services-1.7%
110,500			AT&T, Inc.		3,940,430
102,000			Verizon Communications, Inc.		4,532,880
					8,473,310
			Utilities-.1%
12,000			Atmos Energy Corporation		420,840
Total Value of Common Stocks (cost $218,896,072)					289,478,440
			CORPORATE BONDS-25.4%
			Aerospace/Defense-.5%
$ 1,000	M		BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	1,052,733
1,000	M		United Technologies Corp., 6.125%, 2/1/2019		1,239,974
					2,292,707
			Agriculture-.2%
1,000	M		Cargill, Inc., 6%, 11/27/2017	(a)	1,190,813
			Automotive-.2%
1,000	M		Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	1,038,809
			Chemicals-.6%
1,000	M		Chevron Phillips Chemicals, Co., LLC, 8.25%, 6/15/2019	(a)	1,381,014
1,500	M		Dow Chemical Co., 4.25%, 11/15/2020		1,633,068
					3,014,082
			Consumer Durables-.4%
1,000	M		Black & Decker Corp., 5.75%, 11/15/2016		1,162,838
1,000	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,083,700
					2,246,538
			Energy-2.4%
1,000	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,227,375
1,000	M		DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	1,298,087
1,000	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		1,059,834
878	M		Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	940,078
1,000	M		Nabors Industries, Inc., 5.375%, 8/15/2012		1,004,053
1,000	M		Petrobras International Finance Co., 5.375%, 1/27/2021		1,082,771
1,000	M		Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	941,378
500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018		597,563
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018		1,185,862
1,000	M		Valero Energy Corp., 9.375%, 3/15/2019		1,315,948
1,000	M		Weatherford International, Inc., 6.35%, 6/15/2017		1,156,038
					11,808,987
			Financial Services-3.3%
1,000	M		Aflac, Inc., 8.5%, 5/15/2019		1,307,194
			American Express Co.:
500	M		6.15%, 8/28/2017		593,030
1,000	M		7%, 3/19/2018		1,239,288
1,000	M		American International Group, Inc., 4.875%, 9/15/2016		1,061,741
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,139,616
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		1,050,478
1,000	M		BlackRock, Inc., 5%, 12/10/2019		1,144,841
1,000	M		Caterpillar Financial Services Corp., 5.85%, 9/1/2017		1,201,474
1,000	M		CoBank, ACB, 7.875%, 4/16/2018	(a)	1,221,463
1,000	M		ERAC USA Finance Co., 6.375%, 10/15/2017	(a)	1,170,150
1,000	M		Ford Motor Credit Co., LLC, 5%, 5/15/2018		1,064,382
1,000	M		General Electric Capital Corp., 5.625%, 9/15/2017		1,148,885
1,000	M		Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	1,083,498
1,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	995,710
1,000	M		Prudential Financial Corp., 4.75%, 9/17/2015		1,077,415
					16,499,165
			Financials-3.2%
1,000	M		Bank of America Corp., 5.65%, 5/1/2018		1,070,622
1,000	M		Barclays Bank, PLC, 5.125%, 1/8/2020		1,086,866
			Citigroup, Inc.:
1,000	M		6.375%, 8/12/2014		1,070,971
1,000	M		6.125%, 11/21/2017		1,109,202
1,000	M		Fifth Third Bancorp, 3.5%, 3/15/2022		1,012,626
1,500	M		Goldman Sachs Group, Inc., 6.15%, 4/1/2018		1,628,094
2,000	M		JPMorgan Chase & Co., 6%, 1/15/2018		2,298,462
1,000	M		Merrill Lynch & Co., Inc., 5%, 1/15/2015		1,035,265
1,000	M		Morgan Stanley, 6.625%, 4/1/2018		1,046,812
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)	1,174,235
1,000	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,139,572
1,000	M		UBS AG, 4.875%, 8/4/2020		1,070,213
1,000	M		Wells Fargo & Co., 5.625%, 12/11/2017		1,169,120
					15,912,060
			Food/Beverage/Tobacco-3.0%
1,500	M		Altria Group, Inc., 9.7%, 11/10/2018		2,078,279
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		1,292,059
1,000	M		Bottling Group, LLC, 5.125%, 1/15/2019		1,179,281
1,000	M		Bunge Limited Finance Corp., 3.2%, 6/15/2017		1,003,354
1,000	M		ConAgra Foods, Inc., 5.875%, 4/15/2014		1,080,286
1,000	M		Corn Products International, Inc., 4.625%, 11/1/2020		1,085,459
1,000	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,203,505
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		1,234,140
1,000	M		Lorillard Tobacco Co., 6.875%, 5/1/2020		1,184,392
1,000	M		Mead Johnson Nutrition Co., 4.9%, 11/1/2019		1,139,185
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018		1,209,233
1,000	M		SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	1,065,591
					14,754,764
			Forest Products/Containers-.3%
1,000	M		International Paper Co., 9.375%, 5/15/2019		1,344,269
			Health Care-1.2%
1,000	M		Aristotle Holding, Inc., 4.75%, 11/15/2021	(a)	1,108,694
1,000	M		Biogen IDEC, Inc., 6.875%, 3/1/2018		1,221,915
1,000	M		Novartis Securities Investment, Ltd., 5.125%, 2/10/2019		1,193,928
1,000	M		Quest Diagnostics, Inc., 6.4%, 7/1/2017		1,184,636
1,000	M		Roche Holdings, Inc., 6%, 3/1/2019	(a)	1,245,605
					5,954,778
			Information Technology-1.3%
1,000	M		Corning, Inc., 4.75%, 3/15/2042		1,052,141
1,500	M		Dell, Inc., 5.875%, 6/15/2019		1,767,366
1,000	M		Harris Corp., 4.4%, 12/15/2020		1,077,038
1,500	M		Motorola Solutions, Inc., 6%, 11/15/2017		1,705,654
1,000	M		Pitney Bowes, Inc., 5.75%, 9/15/2017		1,045,664
					6,647,863
			Manufacturing-1.0%
1,000	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		1,219,476
1,000	M		John Deere Capital Corp., 5.35%, 4/3/2018		1,191,923
1,000	M		Johnson Controls, Inc., 5%, 3/30/2020		1,132,326
1,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		1,195,167
					4,738,892
			Media-Broadcasting-1.1%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	1,349,909
1,000	M		CBS Corp., 8.875%, 5/15/2019		1,324,180
1,500	M		Comcast Corp., 5.15%, 3/1/2020		1,744,132
1,000	M		Time Warner Cable, Inc., 6.2%, 7/1/2013		1,051,030
					5,469,251
			Media-Diversified-.4%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 11/15/2017		1,152,443
1,000	M		Vivendi SA, 6.625%, 4/4/2018	(a)	1,106,688
					2,259,131
			Metals/Mining-1.6%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,581,560
1,500	M		ArcelorMittal, 6.125%, 6/1/2018		1,522,788
1,000	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,131,395
1,500	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		1,614,285
1,000	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,113,569
1,000	M		Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	1,035,175
					7,998,772
			Real Estate Investment Trusts-1.3%
1,000	M		Boston Properties, LP, 5.875%, 10/15/2019		1,154,491
1,000	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		1,066,376
1,000	M		HCP, Inc., 5.375%, 2/1/2021		1,107,723
1,000	M		Prologis, LP, 6.625%, 5/15/2018		1,154,849
1,000	M		Simon Property Group, LP, 5.75%, 12/1/2015		1,118,178
1,000	M		Ventas Realty, LP, 4.75%, 6/1/2021		1,040,679
					6,642,296
			Retail-General Merchandise-.3%
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036		1,284,810
			Telecommunications-.8%
1,000	M		BellSouth Teleommmunications, 6.375%, 6/1/2028		1,179,665
1,000	M		GTE Corp., 6.84%, 4/15/2018		1,226,292
1,000	M		Verizon Communications, Inc., 8.75%, 11/1/2018		1,376,316
					3,782,273
			Transportation-.2%
1,000	M		Con-way, Inc., 7.25%, 1/15/2018		1,152,990
			Utilities-1.9%
1,000	M		Atmos Energy Corp., 8.5%, 3/15/2019		1,339,535
1,000	M		Consolidated Edison Co. of New York, 7.125%, 12/1/2018		1,296,472
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,173,319
1,000	M		Electricite de France SA, 6.5%, 1/26/2019	(a)	1,178,587
1,000	M		Exelon Generation Co., LLC, 6.2%, 10/1/2017		1,154,222
548	M		Great River Energy Co., 5.829%, 7/1/2017	(a)	585,519
1,000	M		Ohio Power Co., 5.375%, 10/1/2021		1,182,824
1,000	M		Sempra Energy, 9.8%, 2/15/2019		1,387,872
					9,298,350
			Waste Management-.2%
1,000	M		Republic Services, Inc., 3.8%, 5/15/2018		1,071,233
Total Value of Corporate Bonds (cost $118,264,803)					126,402,833
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-6.6%
			Fannie Mae-3.9%
3,649	M		4%, 12/1/2040 - 1/1/2042		3,891,610
2,239	M		5%, 4/1/2040		2,474,109
6,744	M		5.5%, 5/1/2033 - 10/1/2039		7,436,169
3,215	M		6%, 5/1/2036 - 8/1/2037		3,555,809
1,135	M		6.5%, 11/1/2033 - 6/1/2036		1,287,146
715	M		7%, 3/1/2032 - 8/1/2032		845,171
					19,490,014
			Freddie Mac-1.7%
1,747	M		4.5%, 10/1/2040		1,912,299
5,667	M		5.5%, 5/1/2038 - 10/1/2039		6,256,165
354	M		6%, 9/1/2032 - 6/1/2035		397,498
					8,565,962
			Government National Mortgage Association II Program-1.0%
4,263	M		4.5%, 7/20/2041		4,695,874
Total Value of Residential Mortgage-Backed Securities (cost $30,922,288)					32,751,850
			MUNICIPAL BONDS-2.7%
1,000	M		Citizens Property Ins. Corp. FL, 5%, 6/1/2022		1,121,060
1,000	M		Clay Cnty. FL Sch. Brd. COP, 5%, 7/1/2024		1,139,290
1,000	M		Connecticut State GO, 5%, 4/15/2022		1,255,590
1,000	M		Houston TX GO, 5%, 3/1/2021		1,235,050
1,000	M		Louisiana State GO, 5%, 7/15/2024		1,220,240
1,000	M		Michigan State Fin. Auth. Revenue, 5%, 7/1/2019		1,231,180
1,000	M		Minnesota State GO, 5%, 10/1/2020		1,263,000
1,480	M		Ohio State GO, 5%, 2/1/2020		1,815,930
1,000	M		Pennsylvania State GO, 5%, 11/15/2022		1,248,170
1,515	M		Wisconsin State GO, 5%, 11/1/2020		1,884,812
Total Value of Municipal Bonds (cost $13,303,121)					13,414,322
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
1,500	M		Fannie Mae, 2.5%, 5/15/2014		1,560,250
			Freddie Mac:
1,500	M		5.125%, 10/18/2016		1,768,314
1,000	M		1.25%, 5/12/2017		1,014,410
1,500	M		5.125%, 11/17/2017		1,819,037
			Tennessee Valley Authority:
1,000	M		4.375%, 6/15/2015		1,110,662
1,000	M		4.5%, 4/1/2018		1,180,882
Total Value of U.S. Government Agency Obligations (cost $8,114,321)					8,453,555
			U.S. GOVERNMENT OBLIGATIONS-1.6%
8,000	M		U.S. Treasury Note, 1.375%, 12/31/2018 (cost $7,950,040)		8,180,000
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.7%
			U.S. Treasury Bills:
3,000	M		0.064%, 7/12/2012		2,999,936
4,000	M		0.065%, 7/12/2012		3,999,913
1,000	M		0.07%, 7/26/2012		999,949
4,000	M		0.071%, 7/26/2012		3,999,795
1,500	M		0.066%, 8/2/2012		1,499,909
Total Value of Short-Term U.S. Government Obligations (cost $13,499,502)					13,499,502
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.1%
			Federal Home Loan Bank:
3,000	M		0.085%, 7/25/2012		2,999,823
1,500	M		0.07%, 8/2/2012		1,499,904
1,000	M		0.085%, 8/10/2012		999,903
Total Value of Short-Term U.S. Government Agency Obligations (cost $5,499,630)					5,499,630
Total Value of Investments (cost $416,449,777)			99.9%		497,680,132
Other Assets, Less Liabilities			.1		681,369
Net Assets			100.0%		$498,361,501

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2012, the Fund held twenty-two 144A securities with an aggregate value of $24,564,430 representing 4.9% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
COP Certificates of Participation
ETF Exchange Traded Fund
GO General Obligation
REIT Real Estate Investment Trust

At June 30, 2012, the cost of investments for federal income tax purposes was
$417,611,594. Accumulated net unrealized appreciation on investments was
$80,068,538, consisting of $88,140,894 gross unrealized appreciation and
$8,072,356 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$289,478,440	$-	$-	$289,478,440
Corporate Bonds	-	126,402,833	-	126,402,833
Residential Mortgage-Backed
Securities	-	32,751,850	-	32,751,850
Municipal Bonds	-	13,414,322	-	13,414,322
U.S. Government Agency
Obligations	-	8,453,555	-	8,453,555
U.S. Government
Obligations	-	8,180,000	-	8,180,000
Short-Term U.S. Government
Obligations	-	13,499,502	-	13,499,502
Short-Term U.S. Government
Agency Obilgations	-	5,499,630	-	5,499,630
Total Investments in Securities*	$289,478,440	$208,201,692	$-	$497,680,132

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
VALUE FUND
June 30, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-94.6%
			Consumer Discretionary-8.9%
4,900			Allison Transmission Holdings, Inc.		$86,044
56,800			Best Buy Company, Inc.		1,190,528
103,000			Comcast Corporation - Special Shares "A"		3,234,200
72,500			Dana Holding Corporation		928,725
97,500		*	Delphi Automotive, PLC		2,486,250
32,900			Genuine Parts Company		1,982,225
64,300			Home Depot, Inc.		3,407,257
139,500			Lowe's Companies, Inc.		3,967,380
23,600			McDonald's Corporation		2,089,308
197,500			Newell Rubbermaid, Inc.		3,582,650
42,900			Omnicom Group, Inc.		2,084,940
38,400			Target Corporation		2,234,496
64,633			Time Warner, Inc.		2,488,370
89,400			Walt Disney Company		4,335,900
					34,098,273
			Consumer Staples-13.9%
125,000			Altria Group, Inc.		4,318,750
54,300			Avon Products, Inc.		880,203
13,800			Beam, Inc.		862,362
69,600			Coca-Cola Company		5,442,024
58,000			ConAgra Foods, Inc.		1,503,940
86,700			CVS Caremark Corporation		4,051,491
35,000			Dr. Pepper Snapple Group, Inc.		1,531,250
39,300			H.J. Heinz Company		2,137,134
60,800			Kimberly-Clark Corporation		5,093,216
144,200			Kraft Foods, Inc. - Class "A"		5,569,004
40,000			Nu Skin Enterprises, Inc. - Class "A"		1,876,000
38,413			PepsiCo, Inc.		2,714,263
64,800			Philip Morris International, Inc.		5,654,448
60,000		*	Prestige Brands Holdings, Inc.		948,600
35,400			Procter & Gamble Company		2,168,250
271,300			Roundy's, Inc.		2,769,973
80,900			Wal-Mart Stores, Inc.		5,640,348
					53,161,256
			Energy-11.2%
71,900			Chevron Corporation		7,585,450
71,500			ConocoPhillips		3,995,420
44,600			Devon Energy Corporation		2,586,354
50,000			Ensco, PLC - Class "A"		2,348,500
82,400			ExxonMobil Corporation		7,050,968
132,100			Marathon Oil Corporation		3,377,797
57,200			Marathon Petroleum Corporation		2,569,424
23,300			National Oilwell Varco, Inc.		1,501,452
43,000			Occidental Petroleum Corporation		3,688,110
80,500			Royal Dutch Shell, PLC - Class "A" (ADR)		5,428,115
59,400			Tidewater, Inc.		2,753,784
					42,885,374
			Financials-11.4%
37,600			ACE, Ltd.		2,787,288
41,300			Ameriprise Financial, Inc.		2,158,338
98,000			Berkshire Hills Bancorp, Inc.		2,156,000
42,856			Chubb Corporation		3,120,774
150,600			FirstMerit Corporation		2,487,912
14,600			IBERIABANK Corporation		736,570
79,600			Invesco, Ltd.		1,798,960
137,800			JPMorgan Chase & Company		4,923,594
34,500			M&T Bank Corporation		2,848,665
73,100			MetLife, Inc.		2,255,135
73,100			People's United Financial, Inc.		848,691
37,900			PNC Financial Services Group, Inc.		2,316,069
92,700			Protective Life Corporation		2,726,307
122,300		*	Select Income REIT (REIT)		2,905,848
55,100			Tompkins Financial Corporation		2,076,168
32,800			Travelers Companies, Inc.		2,093,952
138,500			Wells Fargo & Company		4,631,440
130,500			Westfield Financial, Inc.		952,650
					43,824,361
			Health Care-11.8%
117,900			Abbott Laboratories		7,601,013
49,600			Baxter International, Inc.		2,636,240
23,500			Becton, Dickinson & Company		1,756,625
60,000			Covidien, PLC		3,210,000
52,400			GlaxoSmithKline, PLC (ADR)		2,387,868
113,900			Johnson & Johnson		7,695,084
175,211			Merck & Company, Inc.		7,315,059
69,000			Novartis AG (ADR)		3,857,100
30,500		*	Par Pharmaceutical Companies, Inc.		1,102,270
336,300			Pfizer, Inc.		7,734,900
					45,296,159
			Industrials-11.8%
38,600			3M Company		3,458,560
50,700			Dover Corporation		2,718,027
55,000			Eaton Corporation		2,179,650
30,000		*	Esterline Technologies Corporation		1,870,500
43,000		*	Generac Holdings, Inc.		1,034,580
27,800			General Dynamics Corporation		1,833,688
293,600			General Electric Company		6,118,624
71,900			Honeywell International, Inc.		4,014,896
140,450			ITT Corporation		2,471,920
58,200		*	Mobile Mini, Inc.		838,080
82,600			TAL International Group, Inc.		2,766,274
41,300			Textainer Group Holdings, Ltd.		1,523,970
56,500			Triumph Group, Inc.		3,179,255
84,075			Tyco International, Ltd.		4,443,364
24,200			United Parcel Service, Inc. - Class "B"		1,905,992
40,000			United Technologies Corporation		3,021,200
74,100			Xylem, Inc.		1,865,097
					45,243,677
			Information Technology-10.9%
49,100			Automatic Data Processing, Inc.		2,732,906
262,100			Cisco Systems, Inc.		4,500,257
21,600		*	Envivio, Inc.		138,456
135,000			Hewlett-Packard Company		2,714,850
184,700			Intel Corporation		4,922,255
228,700			Intersil Corporation - Class "A"		2,435,655
38,700			Maxim Integrated Products, Inc.		992,268
270,000			Microsoft Corporation		8,259,300
89,800			Molex, Inc.		2,149,812
87,000		*	NCR Corporation		1,977,510
50,000			Oracle Corporation		1,485,000
47,800			QUALCOMM, Inc.		2,661,504
94,200			TE Connectivity, Ltd.		3,005,922
46,400			Texas Instruments, Inc.		1,331,216
127,900			Western Union Company		2,153,836
					41,460,747
			Materials-4.3%
87,800			Bemis Company, Inc.		2,751,652
15,100			Compass Minerals International, Inc.		1,151,828
61,900			Dow Chemical Company		1,949,850
62,600			DuPont (E.I.) de Nemours & Company		3,165,682
55,000			Freeport-McMoRan Copper & Gold, Inc.		1,873,850
119,000			Glatfelter		1,948,030
46,700			LyondellBasell Industries NV - Class "A"		1,880,609
59,100			Sonoco Products Company		1,781,865
					16,503,366
			Telecommunication Services-5.5%
238,230			AT&T, Inc.		8,495,282
123,745			CenturyLink, Inc.		4,886,690
42,200			Telephone & Data Systems, Inc.		898,438
150,500			Verizon Communications, Inc.		6,688,220
					20,968,630
			Utilities-4.9%
76,900			American Electric Power Company, Inc.		3,068,310
86,750			MDU Resources Group, Inc.		1,874,667
50,100			NextEra Energy, Inc.		3,447,381
120,900			NiSource, Inc.		2,992,275
112,600			Portland General Electric Company		3,001,916
36,300			Southwest Gas Corporation		1,584,495
96,400			Vectren Corporation		2,845,728
					18,814,772
Total Value of Common Stocks (cost $303,825,146)					362,256,615
			SHORT -TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.6%
			Federal Home Loan Bank:
$ 6,000	M		0.085%, 7/25/2012		5,999,646
3,000	M		0.07%, 8/2/2012		2,999,808
1,000	M		0.085%, 8/10/2012		999,903
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,999,357)					9,999,357
			SHORT -TERM U.S. GOVERNMENT OBLIGATIONS-2.1%
			U.S. Treasury Bills:
2,500	M		0.04%, 7/26/2012		2,499,928
4,500	M		0.07%, 7/26/2012		4,499,772
1,000	M		0.066%, 8/2/2012		999,940
Total Value of Short-Term U.S. Government Obligations (cost $7,999,640)					7,999,640
Total Value of Investments (cost $321,824,143)				99.3%	380,255,612
Other Assets, Less Liabilities				.7	2,523,187
Net Assets				100.0%	$382,778,799

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2012, the cost of investments for federal income tax purposes was $321,903,484. Accumulated net unrealized appreciation on investments was $58,352,128, consisting of $67,989,864 gross unrealized appreciation and $9,637,736 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$362,256,615	$-	$-	$362,256,615
Short-Term U.S Government
Agency Obligations	-	9,999,357	-	9,999,357
Short-Term U.S. Government
Obligations	-	7,999,640	-	7,999,640
Total Investments in Securities*	$362,256,615	$17,998,997	$-	$380,255,612

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2012

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.3%
			Consumer Discretionary-13.3%
335,000			Allison Transmission Holdings, Inc.	$5,882,600
385,000			Best Buy Company, Inc.	8,069,600
133,000		*	BorgWarner, Inc.	8,723,470
600		*	CafePress, Inc.	8,928
497,000			CBS Corporation - Class "B"	16,291,660
63,200			CEC Entertainment, Inc.	2,298,584
70,000			Coach, Inc.	4,093,600
475,000			Dana Holding Corporation	6,084,750
250,000		*	Delphi Automotive, PLC	6,375,000
130,000			GNC Acquisition Holdings, Inc. - Class "A"	5,096,000
200,000			Home Depot, Inc.	10,598,000
315,000			Limited Brands, Inc.	13,396,950
171,100			Lowe's Companies, Inc.	4,866,084
114,100			McDonald's Corporation	10,101,273
525,000			Newell Rubbermaid, Inc.	9,523,500
400,000			Pier 1 Imports, Inc.	6,572,000
145,000		*	Steiner Leisure, Ltd.	6,729,450
631,800			Stewart Enterprises, Inc. - Class "A"	4,511,052
90,000		*	TRW Automotive Holdings Corporation	3,308,400
2,500		*	Tumi Holdings, Inc.	43,750
60,000			Tupperware Brands Corporation	3,285,600
71,300		*	Vera Bradley, Inc.	1,503,004
160,000			Walt Disney Company	7,760,000
230,000			Wyndham Worldwide Corporation	12,130,200
				157,253,455
			Consumer Staples-10.3%
420,000			Altria Group, Inc.	14,511,000
337,800			Avon Products, Inc.	5,475,738
216,300			Coca-Cola Company	16,912,497
265,000			CVS Caremark Corporation	12,383,450
55,000			McCormick & Company, Inc.	3,335,750
155,000			Nu Skin Enterprises, Inc. - Class "A"	7,269,500
126,000			PepsiCo, Inc.	8,903,160
306,700			Philip Morris International, Inc.	26,762,642
135,562			Procter & Gamble Company	8,303,173
293,000			Roundy's, Inc.	2,991,530
210,000			Wal-Mart Stores, Inc.	14,641,200
				121,489,640
			Energy-10.3%
138,000			Anadarko Petroleum Corporation	9,135,600
140,000		*	C&J Energy Services, Inc.	2,590,000
144,800			Chevron Corporation	15,276,400
230,000			ConocoPhillips	12,852,400
51,500			Devon Energy Corporation	2,986,485
145,000			Ensco, PLC - Class "A"	6,810,650
240,490			ExxonMobil Corporation	20,578,729
31,700			Hess Corporation	1,377,365
6,920			Hugoton Royalty Trust	54,045
348,019			Marathon Oil Corporation	8,898,846
142,510			Marathon Petroleum Corporation	6,401,527
132,500			National Oilwell Varco, Inc.	8,538,300
272,500		*	Noble Corporation	8,864,425
115,000		*	Phillips 66	3,822,600
60,000			Sasol, Ltd. (ADR)	2,547,000
48,300			Schlumberger, Ltd.	3,135,153
302,900			Suncor Energy, Inc.	8,768,955
				122,638,480
			Financials-10.3%
230,000			American Express Company	13,388,300
195,000			Ameriprise Financial, Inc.	10,190,700
375,000			Brookline Bancorp, Inc.	3,318,750
49,900			Chubb Corporation	3,633,718
170,000			Discover Financial Services	5,878,600
100,000			Financial Select Sector SPDR Fund (ETF)	1,462,000
290,000			FirstMerit Corporation	4,790,800
130,000			Invesco, Ltd.	2,938,000
396,730			JPMorgan Chase & Company	14,175,163
98,700			M&T Bank Corporation	8,149,659
150,000			MetLife, Inc.	4,627,500
100,000			Morgan Stanley	1,459,000
450,000			New York Community Bancorp, Inc.	5,638,500
165,000			PNC Financial Services Group, Inc.	10,083,150
47,600		*	Select Income REIT (REIT)	1,130,976
100,000			SPDR S&P Regional Banking (ETF)	2,738,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)	3,930,749
355,000			U.S. Bancorp	11,416,800
274,300			Urstadt Biddle Properties - Class "A" (REIT)	5,422,911
237,050			Wells Fargo & Company	7,926,952
				122,300,228
			Health Care-12.3%
291,600			Abbott Laboratories	18,799,452
55,000			Baxter International, Inc.	2,923,250
117,500			Covidien, PLC	6,286,250
170,000		*	Express Scripts Holding Company	9,491,100
200,900		*	Gilead Sciences, Inc.	10,302,152
270,625			Johnson & Johnson	18,283,425
60,000			McKesson Corporation	5,625,000
303,300			Merck & Company, Inc.	12,662,775
185,000		*	Par Pharmaceutical Companies, Inc.	6,685,900
853,453			Pfizer, Inc.	19,629,419
121,875			Sanofi (ADR)	4,604,438
244,800			Thermo Fisher Scientific, Inc.	12,707,568
140,000			UnitedHealth Group, Inc.	8,190,000
135,000		*	Watson Pharmaceuticals, Inc.	9,988,650
				146,179,379
			Industrials-16.6%
200,000			3M Company	17,920,000
310,000			Altra Holdings, Inc.	4,891,800
110,000			Armstrong World Industries, Inc.	5,407,600
107,000			Caterpillar, Inc.	9,085,370
120,000			Chicago Bridge & Iron Company NV - NY Shares	4,555,200
114,700		*	Esterline Technologies Corporation	7,151,545
200,000		*	Generac Holdings, Inc.	4,812,000
385,000			General Electric Company	8,023,400
132,100			Goodrich Corporation	16,763,490
209,700			Honeywell International, Inc.	11,709,648
179,475			IDEX Corporation	6,995,936
310,000			ITT Corporation	5,456,000
45,000			Lockheed Martin Corporation	3,918,600
168,210		*	Mobile Mini, Inc.	2,422,224
40,000			Northrop Grumman Corporation	2,551,600
105,000			Parker Hannifin Corporation	8,072,400
72,500			Raytheon Company	4,102,775
155,000			Snap-on, Inc.	9,648,750
505,400			TAL International Group, Inc.	16,925,846
255,000			Textainer Group Holdings, Ltd.	9,409,500
89,000			Triumph Group, Inc.	5,008,030
357,475			Tyco International, Ltd.	18,892,554
154,700			United Technologies Corporation	11,684,491
68,300			Xylem, Inc.	1,719,111
				197,127,870
			Information Technology-19.7%
41,500		*	Apple, Inc.	24,236,000
26,000		*	Arris Group, Inc.	361,660
180,000			Avago Technologies, Ltd.	6,462,000
95,000		*	CACI International, Inc. - Class "A"	5,226,900
675,000			Cisco Systems, Inc.	11,589,750
100,000		*	eBay, Inc.	4,201,000
578,300		*	EMC Corporation	14,821,828
321,300			Hewlett-Packard Company	6,461,342
583,775			Intel Corporation	15,557,603
151,425			International Business Machines Corporation	29,615,702
500,000			Intersil Corporation - Class "A"	5,325,000
876,345			Microsoft Corporation	26,807,394
567,800		*	NCR Corporation	12,906,094
212,800		*	NeuStar, Inc. - Class "A"	7,107,520
315,000			Oracle Corporation	9,355,500
160,000		*	Parametric Technology Corporation	3,353,600
297,970			QUALCOMM, Inc.	16,590,970
380,200		*	Symantec Corporation	5,554,722
275,000			TE Connectivity, Ltd.	8,775,250
560,000			Western Union Company	9,430,400
605,000		*	Yahoo!, Inc.	9,577,150
				233,317,385
			Materials-3.3%
156,900			Celanese Corporation - Series "A"	5,431,878
75,000			DuPont (E.I.) de Nemours & Company	3,792,750
250,000			Freeport-McMoRan Copper & Gold, Inc.	8,517,500
275,000			Kronos Worldwide, Inc.	4,342,250
150,000			LyondellBasell Industries NV - Class "A"	6,040,500
40,000			Praxair, Inc.	4,349,200
241,300			RPM International, Inc.	6,563,360
				39,037,438
			Telecommunication Services-2.8%
435,300			AT&T, Inc.	15,522,798
396,400			Verizon Communications, Inc.	17,616,016
				33,138,814
			Utilities-.4%
71,700			American Electric Power Company, Inc.	2,860,830
50,000			Atmos Energy Corporation	1,753,500
				4,614,330
Total Value of Common Stocks (cost $928,066,926)				1,177,097,019
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.5%
			U.S. Treasury Bills:
$ 1,000	M		0.065%, 7/12/2012	999,978
5,000	M		0.04%, 7/26/2012	4,999,856
Total Value of Short-Term U.S. Government Obligations (cost $5,999,834)				5,999,834
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.2%
2,000	M		Federal Home Loan Bank, 0.085%, 8/10/2012 (cost $1,999,806)	1,999,806
Total Value of Investments (cost $936,066,566)			100.0%	1,185,096,659
Other Assets, Less Liabilities			-	363,308
Net Assets			100.0%	$1,185,459,967

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2012, the cost of investments for federal income tax purposes was
$941,304,685. Accumulated net unrealized appreciation on investments was
$243,791,974, consisting of $282,024,462 gross unrealized appreciation and
$38,232,488 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,177,097,019	$-	$-	$1,177,097,019
Short-Term U.S. Government
Obligations	-	5,999,834	-	5,999,834
Short-Term U.S Government
Agency Obligations	-	1,999,806	-	1,999,806
Total Investments in Securities*	$1,177,097,019	$7,999,640	$-	$1,185,096,659

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2012

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-97.3%
			United States-47.9%
7,800			Accenture, PLC - Class "A"			$468,702
25,700			Advance Auto Parts, Inc.			1,753,254
92,265			Aflac, Inc.			3,929,566
23,000			Altria Group, Inc.			794,650
14,675			Ameriprise Financial, Inc.			766,915
25,045			Amgen, Inc.			1,829,287
20,570			Anadarko Petroleum Corporation			1,361,734
18,925			Analog Devices, Inc.			712,905
11,870		*	Apple, Inc.			6,932,080
23,300		*	Arrow Electronics, Inc.			764,473
71,700			Assured Guaranty, Ltd.			1,010,970
128,325			AT&T, Inc.			4,576,069
16,600		*	Atwood Oceanics, Inc.			628,144
10,600		*	BE Aerospace, Inc.			462,796
5,500		*	Bed Bath & Beyond, Inc.			339,900
29,520			Boeing Company			2,193,336
20,958			Buckle, Inc.			829,308
11,300		*	Cameron International Corporation			482,623
33,895			Cardinal Health, Inc.			1,423,590
50,800			Carnival Corporation			1,740,916
56,675			CBS Corporation - Class "B"			1,857,806
3,100		*	Celgene Corporation			198,896
18,900		*	Check Point Software Technologies, Ltd.			937,251
42,055			Cigna Corporation			1,850,420
143,270			Cisco Systems, Inc.			2,459,946
58,300			Citigroup, Inc.			1,598,003
13,425		*	Cobalt International Energy, Inc.			315,487
28,365			Comcast Corporation - Class "A"			906,829
30,395			Covidien, PLC			1,626,132
39,900			CVS Caremark Corporation			1,864,527
80,000			D.R. Horton, Inc.			1,470,400
9,000			Deere & Company			727,830
24,565			Discover Financial Services			849,458
27,320		*	Dollar General Corporation			1,485,935
56,480		*	eBay, Inc.			2,372,725
54,480			Eli Lilly & Company			2,337,737
123,245		*	EMC Corporation			3,158,769
10,290			Expeditors International of Washington, Inc.			398,737
51,500			ExxonMobil Corporation			4,406,855
19,475			Flowserve Corporation			2,234,756
123,840			General Electric Company			2,580,826
17,200			Global Payments, Inc.			743,556
4,725			Goldman Sachs Group, Inc.			452,938
5,250		*	Google, Inc. - Class "A"			3,045,367
7,200		*	Green Mountain Coffee Roasters, Inc.			156,816
3,800			Halliburton Company			107,882
12,200			Herbalife, Ltd.			589,626
12,300			Home Depot, Inc.			651,777
11,660			Honeywell International, Inc.			651,094
9,175			IAC/InterActiveCorp			418,380
37,000		*	iGATE Corporation			629,740
4,700			International Business Machines Corporation			919,226
25,300		*	ITT Educational Services, Inc.			1,536,975
29,700		*	JDS Uniphase Corporation			326,700
34,895			Joy Global, Inc.			1,979,593
103,830			JPMorgan Chase & Company			3,709,846
31,275		*	Juniper Networks, Inc.			510,095
37,900			Las Vegas Sands Corporation			1,648,271
99,455			Lowe's Companies, Inc.			2,828,500
15,600			Manpower, Inc.			571,740
23,860			Mattel, Inc.			774,018
3,300			McDonald's Corporation			292,149
84,095			Merck & Company, Inc.			3,510,966
139,120			Microsoft Corporation			4,255,681
5,400			National Oilwell Varco, Inc.			347,976
4,400		*	NetApp, Inc.			140,008
18,000		*	Newfield Exploration Company			527,580
18,295			NextEra Energy, Inc.			1,258,879
51,975		*	Noble Corporation			1,690,747
10,710			Nordstrom, Inc.			532,180
1,400			Norfolk Southern Corporation			100,478
62,970			Oracle Corporation			1,870,209
39,115			PepsiCo, Inc.			2,763,866
35,995			Philip Morris International, Inc.			3,140,924
1,430			Precision Castparts Corporation			235,221
28,345			Procter & Gamble Company			1,736,131
33,690			QUALCOMM, Inc.			1,875,859
5,000			Ross Stores, Inc.			312,350
51,680			St. Jude Medical, Inc.			2,062,549
18,755			Starbucks Corporation			1,000,017
21,625			United Parcel Service, Inc. - Class "B"			1,703,185
15,700			UnitedHealth Group, Inc.			918,450
39,500			Waddell & Reed Financial, Inc. - Class "A"			1,196,060
33,885			Walgreen Company			1,002,318
27,100			Wal-Mart Stores, Inc.			1,889,412
7,500			Walt Disney Company			363,750
64,375			Wells Fargo & Company			2,152,700
25,050		*	WESCO International, Inc.			1,441,627
93,320			Western Union Company			1,571,509
34,400		*	Whiting Petroleum Corporation			1,414,528
						132,199,992
			United Kingdom-9.4%
21,272			AstraZeneca, PLC			951,995
22,100			AstraZeneca, PLC (ADR)			988,975
171,260			BG Group, PLC			3,511,104
334,236			BP, PLC			2,235,380
24,365			BP, PLC (ADR)			987,757
49,408			British American Tobacco, PLC			2,515,599
42,000			Ensco, PLC - Class "A"			1,972,740
54,865			Imperial Tobacco Group, PLC			2,116,963
42,223			InterContinental Hotels Group, PLC (ADR)			1,017,994
326,752			National Grid, PLC			3,468,024
7,600			National Grid, PLC (ADR)			402,724
38,146			Rio Tinto, PLC			1,815,505
226,203		*	Rolls-Royce Holdings, PLC			3,053,194
23,977,518		*	Rolls-Royce Holdings, PLC - C Shares		(a)	37,608
34,910			Standard Chartered, PLC			759,465
						25,835,027
			France-7.3%
14,223			Accor SA			446,962
28,945			Air Liquide SA			3,318,528
33,196			BNP Paribas SA			1,283,455
8,146			Bureau Veritas SA			726,706
58,652			Danone SA			3,655,254
27,945			Essilor International SA			2,603,371
30,815			Pernod Ricard SA			3,304,362
49,361			Safran SA			1,838,238
16,470			Unibail-Rodamco			3,042,456
						20,219,332
			Japan-5.9%
19,920		*	ACOM Company, Ltd.			395,936
34,300			Daiichi Sankyo Company, Ltd.			579,413
30,000			Daito Trust Construction Company, Ltd.			2,848,931
29,000			Eisai Company, Ltd.			1,272,245
22,900			FamilyMart Company, Ltd.			1,050,014
18,200			FANUC, Ltd.			2,997,173
3,500			Fast Retailing Company, Ltd.			701,594
141			INPEX Corporation			793,366
19,400			JS Group Corporation			410,165
525,100			Mitsubishi UFJ Financial Group, Inc.			2,520,262
83,000			Mitsui Fudosan Company, Ltd.			1,613,362
116,500			Rakuten, Inc.			1,206,644
						16,389,105
			Switzerland-4.3%
9,826		*	Actelion, Ltd. - Registered			405,297
12,436			Compagnie Financiere Richemont SA			684,770
2,579			Givaudan SA			2,538,284
23,355			Roche Holding AG - Genusscheine			4,045,474
458			SGS SA - Registered			861,141
45,826		*	Swiss Reinsurance Company, Ltd.			2,897,042
38,250		*	UBS AG - Registered			448,861
						11,880,869
			Canada-4.0%
41,875			Barrick Gold Corporation			1,573,244
39,600			Canadian National Railway Company			3,333,633
30,200			Canadian Natural Resources, Ltd.		(b)	810,508
78,210			EnCana Corporation			1,628,413
11,230			Imperial Oil, Ltd.			468,516
15,400		*	MEG Energy Corporation			551,225
50,800			Tim Hortons, Inc.			2,674,419
						11,039,958
			Sweden-1.9%
101,447			Assa Abloy AB - Class "B"			2,839,192
25,077			SKF AB - "B" Shares			495,395
165,579			Volvo AB - "B" Shares			1,897,277
						5,231,864
			Brazil-1.7%
146,100			BR Malls Participacoes SA			1,646,697
70,400			Cia de Concessoes Rodoviarias			568,167
120,200			Julio Simoes Logistica SA			547,866
26,700			Localiza Rent a Car SA			399,617
54,100			Petroleo Brasileiro SA - Petrobras (ADR)			1,015,457
48,591			Raia Drogasil SA			483,876
						4,661,680
			Hong Kong-1.7%
599,600			AIA Group, Ltd.			2,071,348
417,600			Sands China, Ltd.			1,343,621
596,295			Shangri-La Asia, Ltd.			1,145,539
						4,560,508
			Germany-1.6%
20,425			Continental AG			1,707,424
25,993			GSW Immobilien AG			891,138
287,358			Infineon Technologies AG			1,950,358
						4,548,920
			China-1.6%
660,000			China Pacific Insurance Group Company, Ltd.			2,154,136
642,000			Dongfeng Motor Group Company, Ltd.			1,003,624
180,000			ENN Energy Holdings, Ltd.			635,493
47,500			Hengan International Group Company, Ltd.			462,771
232,000			Zhongsheng Group Holdings, Ltd.			283,611
						4,539,635
			Ireland-1.2%
81,069			CRH, PLC			1,566,373
116,900		*	Elan Corporation, PLC (ADR)			1,705,571
						3,271,944
			Italy-1.0%
632,492			Snam Rete Gas SpA			2,841,594
			Taiwan-1.0%
197,300			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)			2,754,308
			South Korea-.8%
3,479			Hyundai Motor Company			714,219
1,533			Samsung Electronics Company, Ltd.			1,623,428
						2,337,647
			Belgium-.8%
48,280			Umicore SA			2,238,496
			Israel-.8%
54,900			Teva Pharmaceutical Industries, Ltd. (ADR)			2,165,256
			Australia-.8%
216,602			Westfield Group			2,124,051
			Netherlands-.7%
24,100			ASML Holding NV			1,239,222
89,421			ING Groep NV - CVA			601,170
						1,840,392
			Norway-.7%
19,844			Algeta ASA			569,221
74,236			Telenor ASA			1,241,976
						1,811,197
			India-.6%
64,985			Bharti Airtel, Ltd.			357,759
284,481			ITC, Ltd.			1,324,736
						1,682,495
			Russia-.5%
69,600			Sberbank of Russia (ADR)			753,072
34,400			Yandex NV			655,320
						1,408,392
			Finland-.5%
11,997			Kone Oyj - Class "B"			726,571
14,218			Nokian Renkaat Oyj			541,617
						1,268,188
			Chile-.3%
43,100			Enersis SA (ADR)			805,970
			Malaysia-.2%
397,400			Airasia Berhad			449,790
			United Arab Emirates-.1%
95,200		*	NMC Health, PLC			284,449
			Spain-.0%
12,917			Banco Bilbao Vizcaya Argentaria SA			92,504
Total Value of Common Stocks (cost $232,617,356)						268,483,563
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.0%
			U.S. Treasury Bills:
$ 1,000	M		0.064%, 7/12/2012			999,979
4,500	M		0.065%, 7/12/2012			4,499,902
Total Value of Short-Term U.S. Government Obligations (cost $5,499,881)						5,499,881
Total Value of Investments (cost $238,117,237)				99.3%		273,983,444
Other Assets, Less Liabilities				.7		1,897,659
Net Assets				100.0%		$275,881,103

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2012, the Fund held one security that was fair valued by the Valuation Committee with a value of
$37,608 representing 0% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2012, the cost of investments for federal income tax purposes was
$244,423,547. Accumulated net unrealized appreciation on investments was
$29,559,897, consisting of $39,175,582 gross unrealized appreciation and
$9,615,685 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2		Level 3	Total
Common Stocks
United States	$132,199,992	$-		$-	$132,199,992
United Kingdom	4,352,196	21,482,831		-	25,835,027
France	-	20,219,332		-	20,219,332
Japan	-	16,389,105		-	16,389,105
Switzerland	-	11,880,869		-	11,880,869
Canada	11,039,958	-		-	11,039,958
Sweden	-	5,231,864		-	5,231,864
Brazil	4,661,680	-		-	4,661,680
Hong Kong	-	4,560,508		-	4,560,508
Germany	-	4,548,920		-	4,548,920
China	-	4,539,635		-	4,539,635
Ireland	1,705,571	1,566,373		-	3,271,944
Italy	-	2,841,594		-	2,841,594
Taiwan	2,754,308	-		-	2,754,308
South Korea	-	2,337,647		-	2,337,647
Belgium	-	2,238,496		-	2,238,496
Israel	2,165,256	-		-	2,165,256
Australia	-	2,124,051		-	2,124,051
Netherlands	1,239,222	601,170		-	1,840,392
Norway	-	1,811,197		-	1,811,197
India	-	1,682,495		-	1,682,495
Russia	1,408,392	-		-	1,408,392
Finland	-	1,268,188		-	1,268,188
Chile	805,970	-		-	805,970
Malaysia	-	449,790		-	449,790
United Arab Emirates	284,449	-		-	284,449
Spain	-	92,504		-	92,504
Short-Term U.S. Government
Obligations	-	5,499,881		-	5,499,881
Total Investments in Securities	$162,616,994	$111,366,450	*	$-	$273,983,444
Other Financial Instruments**	$-	$4,813		$-	$4,813

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $105,866,569 of investment securities were classified as Level 2 instead of Level 1.

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended June 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2011	$299,006
Purchases	-
Sales	(374,131)
Change in unrealized
appreciation	2,662
Realized gain	72,463
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, June 30, 2012	$-

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2012

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.7%
			Consumer Discretionary-14.3%
137,600		*	Bed Bath & Beyond, Inc.	$8,503,680
137,800			Home Depot, Inc.	7,302,022
127,700			Mattel, Inc.	4,142,588
11,285		*	Priceline.com, Inc.	7,499,108
159,000			Ross Stores, Inc.	9,932,730
				37,380,128
			Consumer Staples-10.6%
392,200		*	Dean Foods Company	6,679,166
100,200			Ingredion, Inc.	4,961,904
260,100			Kroger Company	6,031,719
106,600			Whole Foods Market, Inc.	10,161,112
				27,833,901
			Energy-7.8%
55,400			Chevron Corporation	5,844,700
47,700			ExxonMobil Corporation	4,081,689
72,700			Helmerich & Payne, Inc.	3,160,996
51,400			Noble Energy, Inc.	4,359,748
34,900			Occidental Petroleum Corporation	2,993,373
				20,440,506
			Financials-13.3%
121,800			American Express Company	7,089,978
218,400			BB&T Corporation	6,737,640
210,100			East West Bancorp, Inc.	4,928,946
201,400			Invesco, Ltd.	4,551,640
74,200			Travelers Companies, Inc.	4,736,928
208,800			U.S. Bancorp	6,715,008
				34,760,140
			Health Care-12.1%
84,600			Cooper Companies, Inc.	6,747,696
70,600			McKesson Corporation	6,618,750
139,600			Omnicare, Inc.	4,359,708
193,500		*	ResMed, Inc.	6,037,200
106,900		*	Watson Pharmaceuticals, Inc.	7,909,531
				31,672,885
			Industrials-11.9%
118,380		*	AGCO Corporation	5,413,518
135,200			AMETEK, Inc.	6,747,832
164,500			Robert Half International, Inc.	4,699,765
78,400			Rockwell Automation, Inc.	5,179,104
73,600			Ryder System, Inc.	2,650,336
82,000			Wabtec Corporation	6,396,820
				31,087,375
			Information Technology-25.4%
100,800		*	ANSYS, Inc.	6,361,488
28,700		*	Apple, Inc.	16,760,800
547,800		*	Cadence Design Systems, Inc.	6,020,322
119,800		*	Check Point Software Technologies, Ltd.	5,940,882
44,200			International Business Machines Corporation	8,644,636
106,900			Motorola Solutions, Inc.	5,142,959
213,500		*	Nuance Communications, Inc.	5,085,570
219,000		*	TIBCO Software, Inc.	6,552,480
67,700		*	VMware, Inc. - Class "A"	6,163,408
				66,672,545
			Materials-3.3%
44,500			CF Industries Holdings, Inc.	8,621,430
Total Value of Common Stocks (cost $197,028,222)				258,468,910
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.7%
$ 2,000	M		U.S. Treasury Bills, 0.07%, 7/26/2012 (cost $1,999,898)	1,999,898
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
1,000	M		Federal Home Loan Bank, 0.085%, 7/25/2012 (cost $999,941)	999,941
Total Value of Investments (cost $200,028,061)			99.8%	261,468,749
Other Assets, Less Liabilities			.2	446,662
Net Assets			100.0%	$261,915,411

*	Non-income producing

At June 30, 2012, the cost of investments for federal income tax purposes was $200,028,061. Accumulated net unrealized appreciation on investments was $61,440,688, consisting of $66,755,457 gross unrealized appreciation and $5,314,769 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$258,468,910	$-	$-	$258,468,910
Short-Term U.S. Government
Obligations	-	1,999,898	-	1,999,898
Short-Term U.S Government
Agency Obligations	-	999,941	-	999,941
Total Investments in Securities*	$258,468,910	$2,999,839	$-	$261,468,749

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2012

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-95.2%
			Consumer Discretionary-15.0%
220,000			Allison Transmission Holdings, Inc.	$3,863,200
80,000		*	BorgWarner, Inc.	5,247,200
73,500			Coach, Inc.	4,298,280
317,000			Dana Holding Corporation	4,060,770
200,000		*	Delphi Automotive, PLC	5,100,000
145,000		*	Dreamworks Animation SKG, Inc. - Class "A"	2,763,700
130,000			GNC Acquisition Holdings, Inc. - Class "A"	5,096,000
165,000			Limited Brands, Inc.	7,017,450
275,000			Newell Rubbermaid, Inc.	4,988,500
50,000			Nordstrom, Inc.	2,484,500
6,900			Oxford Industries, Inc.	308,430
310,000			Pier 1 Imports, Inc.	5,093,300
25,000			Ralph Lauren Corporation	3,501,500
547,200			Stewart Enterprises, Inc. - Class "A"	3,907,008
35,000		*	Tempur-Pedic International, Inc.	818,650
45,000			Tiffany & Company	2,382,750
125,000		*	TRW Automotive Holdings Corporation	4,595,000
2,500		*	Tumi Holdings, Inc.	43,750
60,000			Tupperware Brands Corporation	3,285,600
118,500		*	Vera Bradley, Inc.	2,497,980
100,000			Wyndham Worldwide Corporation	5,274,000
				76,627,568
			Consumer Staples-3.3%
150,000			Avon Products, Inc.	2,431,500
50,000			McCormick & Company, Inc.	3,032,500
85,000			Nu Skin Enterprises, Inc. - Class "A"	3,986,500
360,000		*	Prestige Brands Holdings, Inc.	5,691,600
67,386			Tootsie Roll Industries, Inc.	1,607,830
				16,749,930
			Energy-7.6%
142,500		*	C&J Energy Services, Inc.	2,636,250
20,000		*	Dril-Quip, Inc.	1,311,800
130,000			Ensco, PLC - Class "A"	6,106,100
40,000			EOG Resources, Inc.	3,604,400
90,000			EQT Corporation	4,826,700
43,000			Hess Corporation	1,868,350
139,700			National Oilwell Varco, Inc.	9,002,268
110,000		*	Plains Exploration & Production Company	3,869,800
225,000			Talisman Energy, Inc.	2,578,500
250,000		*	Weatherford International, Ltd.	3,157,500
				38,961,668
			Financials-14.6%
115,000			Ameriprise Financial, Inc.	6,009,900
152,300			Berkshire Hills Bancorp, Inc.	3,350,600
260,000			Brookline Bancorp, Inc.	2,301,000
75,000			City National Corporation	3,643,500
178,600			Discover Financial Services	6,175,988
150,000			Douglas Emmett, Inc. (REIT)	3,465,000
32,500			Federal Realty Investment Trust (REIT)	3,382,925
90,000			Financial Select Sector SPDR Fund (ETF)	1,315,800
225,000			FirstMerit Corporation	3,717,000
51,000			IBERIABANK Corporation	2,572,950
138,200			Invesco, Ltd.	3,123,320
60,000			M&T Bank Corporation	4,954,200
260,000			Nasdaq OMX Group, Inc.	5,894,200
250,000			New York Community Bancorp, Inc.	3,132,500
100,000			Oritani Financial Corporation	1,439,000
325,000			Protective Life Corporation	9,558,250
92,000			SPDR S&P Regional Banking (ETF)	2,518,960
73,800			Tompkins Financial Corporation	2,780,784
175,000			Waddell & Reed Financial, Inc. - Class "A"	5,299,000
				74,634,877
			Health Care-10.7%
75,000			DENTSPLY International, Inc.	2,835,750
75,000		*	Gilead Sciences, Inc.	3,846,000
25,000		*	Hi-Tech Pharmacal Company, Inc.	810,000
87,500			McKesson Corporation	8,203,125
3,500		*	Mettler-Toledo International, Inc.	545,475
180,000		*	Par Pharmaceutical Companies, Inc.	6,505,200
20,000			Perrigo Company	2,358,600
155,000		*	Sirona Dental Systems, Inc.	6,976,550
125,000			Thermo Fisher Scientific, Inc.	6,488,750
350,000		*	Warner Chilcott, PLC - Class "A"	6,272,000
130,000		*	Watson Pharmaceuticals, Inc.	9,618,700
				54,460,150
			Industrials-20.5%
86,300			A.O. Smith Corporation	4,219,207
235,000			Altra Holdings, Inc.	3,708,300
70,000			Armstrong World Industries, Inc.	3,441,200
110,000			Chicago Bridge & Iron Company NV - NY Shares	4,175,600
250,000		*	EnerSys, Inc.	8,767,500
100,700		*	Esterline Technologies Corporation	6,278,645
140,000		*	Generac Holdings, Inc.	3,368,400
86,000			Goodrich Corporation	10,913,400
180,000			IDEX Corporation	7,016,400
285,000			ITT Corporation	5,016,000
82,500			J.B. Hunt Transport Services, Inc.	4,917,000
175,000		*	Mobile Mini, Inc.	2,520,000
47,500			Regal-Beloit Corporation	2,957,350
40,000			Roper Industries, Inc.	3,943,200
125,500			Snap-on, Inc.	7,812,375
282,500			TAL International Group, Inc.	9,460,925
140,000			Timken Company	6,410,600
172,500			Triumph Group, Inc.	9,706,575
				104,632,677
			Information Technology-12.5%
26,000		*	Arris Group, Inc.	361,660
200,000			Avago Technologies, Ltd.	7,180,000
85,000		*	CACI International, Inc. - Class "A"	4,676,700
30,000		*	Envivio, Inc.	192,300
19,500		*	FEI Company	932,880
45,000		*	Fiserv, Inc.	3,249,900
400,000			Intersil Corporation - Class "A"	4,260,000
75,000			Intuit, Inc.	4,451,250
279,200		*	NCR Corporation	6,346,216
214,200		*	NeuStar, Inc. - Class "A"	7,154,280
470,000		*	NVIDIA Corporation	6,495,400
26,300		*	Super Micro Computer, Inc.	417,118
210,200		*	Symantec Corporation	3,071,022
265,000			TE Connectivity, Ltd.	8,456,150
225,000			Technology Select Sector SPDR Fund (ETF)	6,468,750
				63,713,626
			Materials-6.3%
120,000			Agrium, Inc.	10,616,400
85,000			Allegheny Technologies, Inc.	2,710,650
50,000			Cabot Corporation	2,035,000
60,000			Cytec Industries, Inc.	3,518,400
90,000			Freeport-McMoRan Copper & Gold, Inc.	3,066,300
125,000			Kronos Worldwide, Inc.	1,973,750
40,000			Praxair, Inc.	4,349,200
55,000			Sigma-Aldrich Corporation	4,066,150
				32,335,850
			Telecommunication Services-.5%
135,000			NTELOS Holdings Corporation	2,544,750
			Utilities-4.2%
111,000			AGL Resources, Inc.	4,301,250
110,000			Portland General Electric Company	2,932,600
135,000			SCANA Corporation	6,458,400
200,000			Wisconsin Energy Corporation	7,914,000
				21,606,250
Total Value of Common Stocks (cost $378,563,829)				486,267,346
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.7%
			U.S. Treasury Bills:
$ 1,500	M		0.064%, 7/12/2012	1,499,968
5,000	M		0.065%, 7/12/2012	4,999,892
5,000	M		0.04%, 7/26/2012	4,999,855
2,500	M		0.066%, 8/2/2012	2,499,849
Total Value of Short-Term U.S. Government Obligations (cost $13,999,564)				13,999,564
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.6%
			Federal Home Loan Bank:
5,000	M		0.07%, 8/2/2012	4,999,679
3,000	M		0.085%, 8/10/2012	2,999,710
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,999,389)				7,999,389
Total Value of Investments (cost $400,562,782)			99.5%	508,266,299
Other Assets, Less Liabilities			.5	2,710,684
Net Assets			100.0%	$510,976,983

*	Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2012, the cost of investments for federal income tax purposes was
$400,577,630. Accumulated net unrealized appreciation on investments was
$107,688,669, consisting of $123,732,684 gross unrealized appreciation and
$16,044,015 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$486,267,346	$-	$-	$486,267,346
Short-Term U.S. Government
Obligations	-	13,999,564	-	13,999,564
Short-Term U.S Government
Agency Obligations	-	7,999,389	-	7,999,389
Total Investments in Securities*	$486,267,346	$21,998,953	$-	$508,266,299

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2012

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.5%
			Consumer Discretionary-13.8%
189,679			American Eagle Outfitters, Inc.	$3,742,367
77,100		*	Big Lots, Inc.	3,144,909
193,650		*	Deckers Outdoor Corporation	8,522,536
264,700		*	Express, Inc.	4,809,599
112,300			Foot Locker, Inc.	3,434,134
251,700		*	Iconix Brand Group, Inc.	4,397,199
109,575			Men's Wearhouse, Inc.	3,083,441
84,700			PVH Corporation	6,588,813
647,900			Regal Entertainment Group - Class "A"	8,915,104
				46,638,102
			Consumer Staples-2.0%
83,700			Cal-Maine Foods, Inc.	3,272,670
374,492		*	Dole Food Company, Inc.	3,288,040
				6,560,710
			Energy-7.6%
194,200		*	Denbury Resources, Inc.	2,934,362
320,941		*	Matrix Service Company	3,642,680
665,750		*	PetroQuest Energy, Inc.	3,328,750
47,300		*	Plains Exploration & Production Company	1,664,014
150,300		*	Resolute Energy Corporation	1,438,371
191,100			Sunoco, Inc.	9,077,250
85,200		*	Whiting Petroleum Corporation	3,503,424
				25,588,851
			Financials-21.8%
16,612		*	Alleghany Corporation	5,643,927
135,600			American Financial Group, Inc.	5,319,588
1,285,100			Anworth Mortgage Asset Corporation (REIT)	9,059,955
190,700			Aspen Insurance Holdings, Ltd.	5,511,230
446,947			Capitol Federal Financial, Inc.	5,309,730
208,400		*	EZCORP, Inc. - Class "A"	4,889,064
566,700			First Niagara Financial Group, Inc.	4,335,255
736,900		*	Knight Capital Group, Inc. - Class "A"	8,798,586
3,600		*	Markel Corporation	1,590,120
1,032,100			MFA Financial, Inc. (REIT)	8,143,269
125,100			Mid-America Apartment Communities, Inc. (REIT)	8,536,824
297,800			Montpelier Re Holdings, Ltd.	6,340,162
				73,477,710
			Health Care-12.3%
212,500		*	Endo Health Solutions, Inc.	6,583,250
146,900		*	Life Technologies Corporation	6,609,031
224,488		*	Magellan Health Services, Inc.	10,176,041
83,900		*	MEDNAX, Inc.	5,750,506
357,400		*	Myriad Genetics, Inc.	8,495,398
151,500			PerkinElmer, Inc.	3,908,700
				41,522,926
			Industrials-4.8%
145,400			Applied Industrial Technologies, Inc.	5,357,990
172,200			EMCOR Group, Inc.	4,790,604
71,140		*	FTI Consulting, Inc.	2,045,275
24,200			Precision Castparts Corporation	3,980,658
				16,174,527
			Information Technology-21.9%
248,400		*	Avnet, Inc.	7,665,624
388,800		*	Compuware Corporation	3,611,952
286,000		*	Comverse Technology, Inc.	1,664,520
654,725			Convergys Corporation	9,670,288
86,600		*	Cymer, Inc.	5,105,070
444,400		*	Emulex Corporation	3,199,680
87,700			IAC/InterActiveCorp	3,999,120
115,300			j2 Global, Inc.	3,046,226
525,200		*	Kulicke and Soffa Industries, Inc.	4,684,784
36,600			Lender Processing Services, Inc.	925,248
183,400			Lexmark International, Inc. - Class "A"	4,874,772
305,200			Marvell Technology Group, Ltd.	3,442,656
202,100		*	Microsemi Corporation	3,736,829
597,700		*	QLogic Corporation	8,182,513
575,100		*	TriQuint Semiconductor	3,163,050
725,400		*	Vishay Intertechnology, Inc.	6,840,522
				73,812,854
			Materials-11.1%
103,000			AptarGroup, Inc.	5,258,150
362,800		*	Chemtura Corporation	5,260,600
64,924		*	Innospec, Inc.	1,922,400
248,600			Olin Corporation	5,193,254
46,500			Royal Gold, Inc.	3,645,600
71,400			Schnitzer Steel Industries, Inc. - Class "A"	2,000,628
173,400			Sensient Technologies Corporation	6,368,982
14,875		*	Tronox, Ltd. - Class "A"	1,795,710
115,165			Westlake Chemical Corporation	6,018,523
				37,463,847
			Telecommunication Services-1.2%
483,900		*	Premiere Global Services, Inc.	4,059,921
Total Value of Common Stocks (cost $274,100,894)				325,299,448
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.1%
$ 7,000	M		Federal Home Loan Bank, 0.085%, 7/25/2012 (cost $6,999,587)	6,999,587
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.0%
			U.S. Treasury Bills:
1,500	M		0.04%, 7/26/2012	1,499,956
1,500	M		0.064%, 7/12/2012	1,499,968
500	M		0.066%, 8/2/2012	499,970
Total Value of Short-Term U.S. Government Obligations (cost $3,499,894)				3,499,894
Total Value of Investments (cost $284,600,375)			99.6%	335,798,929
Other Assets, Less Liabilities			.4	1,333,463
Net Assets			100.0%	$337,132,392

*	Non-income producing

Summary of Abbreviations:
REIT Real Estate Investment Trust

At June 30, 2012, the cost of investments for federal income tax purposes was $285,546,803. Accumulated net unrealized appreciation on investments was $50,252,126, consisting of $61,599,373 gross unrealized appreciation and $11,347,247 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$325,299,448	$-	$-	$325,299,448
Short-Term U.S Government
Agency Obligations	-	6,999,587	-	6,999,587
Short-Term U.S. Government
Obligations	-	3,499,894	-	3,499,894
Total Investments in Securities*	$325,299,448	$10,499,481	$-	$335,798,929

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.3%
			United Kingdom-26.3%
206,308			British American Tobacco, PLC		$10,504,132
87,991			Bunzl, PLC		1,440,308
157,253			Diageo, PLC		4,059,160
259,847			Domino's Pizza Group, PLC		2,098,317
94,108			Fresnillo, PLC		2,158,804
49,575			GlaxoSmithKline, PLC		1,127,706
432,131			HSBC Holdings, PLC		3,813,473
141,717			Imperial Tobacco Group, PLC		5,468,142
182,850		*	Rolls-Royce Holdings, PLC		2,468,033
19,382,100		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	30,400
116,838			SABMiller, PLC		4,694,586
65,934			Standard Chartered, PLC		1,434,391
317,737			Tesco, PLC		1,546,418
					40,843,870
			India-13.3%
566,399			HDFC Bank, Ltd.		5,768,951
6,755			HDFC Bank, Ltd. (ADR)		220,213
77,960			Hindustan Unilever, Ltd.		636,622
552,723			Housing Development Finance Corporation, Ltd.		6,517,792
877,362			ITC, Ltd.		4,085,590
18,062			Nestle India, Ltd.		1,470,155
82,807			Tata Consultancy Services, Ltd.		1,910,954
					20,610,277
			Switzerland-8.7%
22,800		*	DKSH Holding, Ltd.		1,252,615
823		*	Lindt & Spruengli AG		2,550,623
105,820			Nestle SA - Registered		6,332,793
292,954		*	UBS AG - Registered		3,437,798
					13,573,829
			Netherlands-7.9%
29,226			Core Laboratories NV		3,387,293
62,099			Royal Dutch Shell, PLC - Class "A"		2,101,766
202,348			Unilever NV - CVA		6,778,498
					12,267,557
			United States-6.9%
123,429			Philip Morris International, Inc.		10,770,415
			France-5.7%
37,434			Bureau Veritas SA		3,339,495
27,251			Essilor International SA		2,538,718
1,987			Hermes International		612,204
22,674			Pernod Ricard SA		2,431,384
					8,921,801
			Canada-5.4%
78,248			Goldcorp, Inc.		2,937,418
121,723		*	Valeant Pharmaceuticals International, Inc.	(b)	5,443,476
					8,380,894
			Denmark-3.6%
38,512			Novo Nordisk A/S - Series "B"		5,601,583
			Hong Kong-3.2%
417,036			L'Occitane International SA		1,157,562
802,440			Sands China, Ltd.		2,581,837
507,163			Wynn Macau, Ltd.		1,196,924
					4,936,323
			Belgium-3.1%
60,625			Anheuser-Busch Inbev NV		4,793,166
			Australia-2.5%
147,891			Coca-Cola Amatil, Ltd.		2,035,462
82,409			Newcrest Mining, Ltd.		1,920,657
					3,956,119
			Japan-2.1%
17,100			Daito Trust Construction Company, Ltd.		1,623,891
17,400			Nitori Company, Ltd.		1,648,315
					3,272,206
			Germany-2.1%
53,867			SAP AG		3,198,710
			Ireland-1.6%
39,170			Paddy Power, PLC		2,561,410
			Colombia-1.1%
30,781			Ecopetrol SA (ADR)		1,717,272
			Mexico-1.0%
610,867			Wal-Mart de Mexico SAB de CV		1,623,865
			China-1.0%
13,883		*	Baidu.com, Inc. (ADR)		1,596,267
			Brazil-.8%
81,903			Souza Cruz SA		1,184,042
Total Value of Common Stocks (cost $119,905,799)					149,809,606
			PREFERRED STOCKS-2.0%
			Brazil
109,165			AES Tiete SA		1,546,790
86,030			Companhia Energetica de Minas Gerais (ADR)		1,584,673
Total Value of Preferred Stocks (cost $2,201,775)					3,131,463
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.7%
$ 1,000	M		U.S. Treasury Bills, 0.071%, 7/26/2012 (cost $999,949)		999,949
Total Value of Investments (cost $123,107,523)			99.0%		153,941,018
Other Assets, Less Liabilities			1.0		1,555,982
Net Assets			100.0%		$155,497,000

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2012, the Fund
held one security that was fair valued by the Valuation Committee with a value of $30,400 representing 0% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At June 30, 2012, the cost of investments for federal income tax purposes was $124,019,465. Accumulated net unrealized appreciation on investments was $29,921,553, consisting of $35,042,813 gross unrealized appreciation and $5,121,260 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2		Level 3	Total
Common Stocks
United Kingdom	$-	$40,843,870		$-	$40,843,870
India	220,213	20,390,064		-	20,610,277
Switzerland	1,252,615	12,321,214		-	13,573,829
Netherlands	3,387,293	8,880,264		-	12,267,557
United States	10,770,415	-		-	10,770,415
France	-	8,921,801		-	8,921,801
Canada	8,380,894	-		-	8,380,894
Denmark	-	5,601,583		-	5,601,583
Hong Kong	-	4,936,323		-	4,936,323
Belgium	-	4,793,166		-	4,793,166
Australia	-	3,956,119		-	3,956,119
Japan	-	3,272,206		-	3,272,206
Germany	-	3,198,710		-	3,198,710
Ireland	-	2,561,410		-	2,561,410
Colombia	1,717,272	-		-	1,717,272
Mexico	1,623,865	-		-	1,623,865
China	1,596,267	-		-	1,596,267
Brazil	1,184,042	-		-	1,184,042
Preferred Stocks
Brazil	3,131,463	-		-	3,131,463
Short-Term U.S Government
Obligations	-	999,949		-	999,949
Total Investments in Securities	$33,264,339	$120,676,679	*	$-	$153,941,018

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $119,676,730 of investment securities were classified as Level 2 instead of Level 1.

During the period ended June 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2012, fair value estimates were used for certain foreign securities in the Global and International Funds' portfolios.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2012, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 24, 2012